Note 22 - Deferred tax assets and liabilities (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized tax losses expiring in more than five years, percentage	99.00%
Unused tax losses for which no deferred tax asset recognised	$ 2,700,000
Unused tax losses for which no deferred tax asset recognised, percent expiring in more than five years	98.00%
Deferred tax income recognised in profit or loss	$ 78,400	$ 186,000	$ 550,300
Deferred tax liability (asset)	(391,920)	(327,357)	(158,010)
Deferred tax assets, tax loss [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	$ 662,055	714,798	$ 634,894
LUXEMBOURG
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Maximum carry forward period for losses incurred	17 years
LUXEMBOURG | Deferred tax assets, tax loss [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	$ 620,000	623,800
USA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets related to taxable losses of subsidiaries	$ 31,400	$ 79,400